WARRANTS (FY) (Details) - $ / shares	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Warrants [Abstract]
Period warrants to become exercisable after completion of business combination	30 days	30 days
Period required for warrants to become exercisable, after Initial Public Offering	1 year	1 year
Warrants expiration period	5 years	5 years
Number of days to file registration statement	20 days	20 days
Period for registration statement to become effective	60 days	60 days
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20
Number of trading days	20 days
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%	180.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Maximum [Member]
Warrants [Abstract]
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%	60.00%
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Trading day threshold period	30 days	30 days
Number of trading days	20 days	20 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.10	$ 0.10
Notice period to redeem warrants	30 days	30 days
Trading day threshold period	30 days	30 days
Number of trading days	20 days	20 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 10.00	$ 10.00